Loan Receivables - Schedule of Loan Receivables (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Loan Receivables [Abstract]
Loan receivables, beginning	$ 5,180,380	$ 4,015,798
Additions			7,380,251
Interest income	114,917	89,083,000,000	300,129
Repayment	(900,000)	(697,674)	(2,500,000)
Loss on foreign currency exchange	(213,977)	(165,874)
Loan receivables, ending	$ 4,181,320	$ 3,241,333	$ 5,180,380